Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Schedule of payable and accrued liabilities	2021 2020 Trade payables $ 213,377 $ 137,190 Non-trade payables 66,048 58,105 Payables due to related parties [note 24] 61,033 38,354 Total $ 340,458 $ 233,649